Other Non-current Assets - Summary of Detailed Information About Non-current Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other non current assets [line items]
Non-current trade receivables Mesoblast license agreement	€ 2,209	€ 2,117
Net investment in Lease	0	195
Mesoblast license agreement [member]
Disclosure of other non current assets [line items]
Non-current trade receivables Mesoblast license agreement	€ 2,209	€ 1,923